Structured entities - Nature of interest (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 185,002	£ 191,845
Financial assets at fair value through other comprehensive income	42,818	51,010
Loans and advances at amortised cost	150,786	144,827
Debt instruments held at amortised cost	55,153	50,227
Other assets	3,650	3,250
Total assets	1,245,473	1,218,524	£ 1,185,200
Total
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	629	1,268
Financial assets at fair value through other comprehensive income	3,655	4,852
Loans and advances at amortised cost	46,705	46,554
Debt instruments held at amortised cost	14,069	15,438
Other assets	0	0
Total assets	65,058	68,112
Total off-balance sheet notional amounts	36,192	37,263
Maximum exposure to loss	101,250	105,375
Total assets of the entity	292,297	292,800
Total | Barclays Bank Group owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt instruments held at amortised cost	0	0
Other assets	0	0
Total assets	0	0
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	0	0
Total assets of the entity	0	0
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	9,697	11,103
Debt instruments held at amortised cost	0	0
Other assets	0	0
Total assets	9,697	11,103
Total off-balance sheet notional amounts	11,326	11,530
Maximum exposure to loss	21,023	22,633
Total assets of the entity	32,527	41,431
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	2,367	3,206
Loans and advances at amortised cost	37,008	35,451
Debt instruments held at amortised cost	0	0
Other assets	0	0
Total assets	39,375	38,657
Total off-balance sheet notional amounts	24,866	25,733
Maximum exposure to loss	64,241	64,390
Total assets of the entity	193,873	199,000
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	629	1,268
Financial assets at fair value through other comprehensive income	1,288	1,646
Loans and advances at amortised cost	0	0
Debt instruments held at amortised cost	14,069	15,438
Other assets	0	0
Total assets	15,986	18,352
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	15,986	18,352
Total assets of the entity	£ 65,897	£ 52,369